GOODWILL - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended
	Oct. 04, 2023	Mar. 31, 2022
U.S. Natural Gas Pipelines
Goodwill recorded on Company's acquisitions in the U.S.
Impairment loss before tax		$ 571
Goodwill, impairment loss, net of tax		$ 531
Columbia Gas and Columbia Gulf
Goodwill recorded on Company's acquisitions in the U.S.
Equity interest percentage	40.00%